Summary of significant accounting policies - Earnings (loss) per share (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 30, 2022	Mar. 31, 2021	Mar. 30, 2021
Component of basic and diluted EPS
Net (loss) income available for ordinary shareholders (A)	$ (586,939)		$ 1,362,616
Weighted average outstanding shares of ordinary shares - Basic (B)	22,583,259	564,581,482	834,226	20,855,641
Diluted ordinary shares and ordinary shares equivalents - Diluted (C)	22,583,259	564,581,482	834,226	20,855,641
Earnings per share
Basic (A/B)	$ (0.03)		$ 1.63
Diluted (A/C)	$ (0.03)		$ 1.63
Continuing operations
Component of basic and diluted EPS
Net (loss) income available for ordinary shareholders (A)	$ (586,939)		$ 1,379,546
Earnings per share
Basic (A/B)	$ (0.03)		$ 1.65
Diluted (A/C)	$ (0.03)		$ 1.65
Discontinued operations.
Component of basic and diluted EPS
Net (loss) income available for ordinary shareholders (A)			$ (16,930)
Earnings per share
Basic (A/B)			$ (0.02)
Diluted (A/C)			$ (0.02)